UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-07470


                              HERITAGE SERIES TRUST
                              ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                             Washington, D.C. 20006



Date of fiscal year end: October 31
                         ----------

Date of reporting period: July 31, 2006
                          -------------

ITEM 1. SCHEDULE OF INVESTMENTS

----------------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST - CORE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 JULY 31, 2006
                                  (UNAUDITED)
----------------------------------------------------------------------------------------
                                                                               % OF NET
                                                   SHARES         VALUE         ASSETS
                                                   ------         -----        --------
COMMON STOCKS
-------------
  ADVERTISING
    Omnicom Group Inc.                             48,870      $ 4,325,484         3.1%
                                                              -----------------  -------

  AEROSPACE/DEFENSE
    United Technologies Corporation                54,400        3,383,136         2.4%
                                                              -----------------  -------

  BANKS
    Bank of America Corporation                    43,600        2,246,708         1.6%
    Wachovia Corporation                           97,850        5,247,696         3.8%
                                                              -----------------  -------
                                                                 7,494,404         5.4%

  BEVERAGES
    The Coca-Cola Company                         102,860        4,577,270         3.3%
                                                              -----------------  -------

  COMPUTERS
    EMC Corporation*                              362,240        3,676,736         2.6%
                                                              -----------------  -------

  DIVERSIFIED MANUFACTURER
    General Electric Company                      125,570        4,104,883         2.9%
    Tyco International Ltd.                       197,890        5,162,950         3.7%
                                                              -----------------  -------
                                                                 9,267,833         6.6%
  ELECTRIC
    Dominion Resources, Inc.                       38,110        2,990,873         2.1%
                                                              -----------------  -------
  ENVIRONMENTAL CONTROL
    Waste Management, Inc.                         78,680        2,705,018         1.9%
                                                              -----------------  -------
  FINANCIAL SERVICES
    American Express Company                       52,730        2,745,124         2.0%
    Citigroup Inc.                                 91,890        4,439,206         3.2%
    Freddie Mac                                    70,640        4,087,230         2.9%
                                                              -----------------  -------
                                                                11,271,560         8.1%
  HEALTHCARE PRODUCTS
    Baxter International Inc.                     113,980        4,787,160         3.4%
    Johnson & Johnson                              71,950        4,500,472         3.2%
    Zimmer Holdings, Inc.*                         69,120        4,371,149         3.1%
                                                              -----------------  -------
                                                                13,658,781         9.7%
  HEALTHCARE SERVICES
    HCA Inc.                                       90,380        4,443,081         3.2%
                                                              -----------------  -------
  HOUSEHOLD PRODUCTS
    Kimberly-Clark Corporation                     43,950        2,683,148         1.9%
                                                              -----------------  -------
  HOUSEWARES
    Newell Rubbermaid Inc.                        105,730        2,787,043         2.0%
                                                              -----------------  -------
  MULTIMEDIA
    Time Warner Inc.                              235,540        3,886,410         2.8%
    Viacom Inc., Class "B"*                       143,840        5,012,824         3.6%
                                                              -----------------  -------
                                                                 8,899,234         6.4%
  PHARMACEUTICALS
    Pfizer Inc.                                   234,700        6,099,853         4.4%
    Wyeth                                          61,710        2,991,084         2.1%
                                                              -----------------  -------
                                                                 9,090,937         6.5%
  RETAIL
    CVS Corporation                                94,610        3,095,639         2.2%
    McDonald's Corporation                         84,480        2,989,747         2.2%
    Wal-Mart Stores, Inc.                          45,060        2,005,170         1.4%
                                                              -----------------  -------
                                                                 8,090,556         5.8%

----------------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST - CORE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 JULY 31, 2006
                                  (UNAUDITED)
----------------------------------------------------------------------------------------
                                                                               % OF NET
                                                   SHARES         VALUE         ASSETS
                                                   ------         -----        --------
  SEMICONDUCTORS
    Analog Devices, Inc.                           94,280        3,048,072         2.2%
    Intel Corporation                             155,700        2,802,600         2.0%
                                                              -----------------  -------
                                                                 5,850,672         4.2%
  SOFTWARE
    Microsoft Corporation                         269,840        6,484,255         4.6%
    Oracle Corporation*                           227,740        3,409,268         2.4%
                                                              -----------------  -------
                                                                 9,893,523         7.0%
  TELECOMMUNICATIONS
    Cisco Systems, Inc.*                          100,510        1,794,104         1.3%
    Embarq Corporation                              5,260          238,015         0.2%
    Nokia Corporation, Sponsored ADR              204,630        4,061,906         2.9%
    Sprint Nextel Corporation                     198,790        3,936,041         2.8%
                                                              -----------------  -------
                                                                10,030,066         7.2%
   Total Common Stocks (cost $125,749,340)                     125,119,355        89.4%
                                                              -----------------  -------

   REPURCHASE AGREEMENT
   --------------------
   Repurchase Agreement with State Street
   Bank and Trust Company, dated
   July 31, 2006 @ 4.96% to be
   repurchased at $13,072,801 on
   August 1, 2006, collateralized by
   $14,080,000 United States Treasury Notes,
   4.0% due February 15, 2014, (market value
   $13,519,377 including interest)
   (cost $13,071,000) . . . . . . . . . . . . .                 13,071,000         9.3%
                                                              -----------------  -------
   TOTAL INVESTMENT PORTFOLIO (COST $138,820,340)(a)           138,190,355        98.7%
   OTHER ASSETS AND LIABILITIES, NET,                            1,778,809         1.3%
                                                              -----------------  -------
   NET ASSETS                                                 $139,969,164       100.0%
                                                              =================  =======

   --------
    *  Non-income producing security.

   (a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized depreciation of $629,985 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $3,784,849 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $4,414,834.

   ADR -  American Depository Receipt.


      ---------------------------------------------------------------------------------------------------------------------
                                         HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                                       INVESTMENT PORTFOLIO
                                                          JULY 31, 2006
                                                           (UNAUDITED)
       --------------------------------------------------------------------------------------------------------------------
                                                                                                                % OF NET
                                                                                   SHARES        VALUE           ASSETS
                                                                                   ------        -----          --------
   COMMON STOCKS
   -------------
       AEROSPACE/DEFENSE
           Alliant Techsystems Inc.*                                                 25,575     $ 2,049,580        1.0%
           L-3 Communications Holdings, Inc.                                         71,140       5,239,461        2.5%
                                                                                            ----------------  ----------
                                                                                                  7,289,041        3.5%
       APPAREL
           Carter's, Inc.*                                                          172,605       3,764,515        1.8%
           Coach, Inc.*                                                             154,580       4,437,992        2.1%
                                                                                            ----------------  ----------
                                                                                                  8,202,507        3.9%
       BIOTECHNOLOGY
           Celgene Corporation*                                                      76,995       3,687,291        1.8%
           Invitrogen Corporation*                                                   67,494       4,170,454        2.0%
                                                                                            ----------------  ----------
                                                                                                  7,857,745        3.8%
       COMMERCIAL SERVICES
           Weight Watchers International, Inc.                                       65,920       2,637,459        1.3%
                                                                                            ----------------  ----------
       COMPUTERS
           Cadence Design Systems, Inc.*                                            154,455       2,500,626        1.2%
           FactSet Research Systems Inc.                                             52,935       2,323,846        1.1%
                                                                                            ----------------  ----------
                                                                                                  4,824,472        2.3%
       COSMETICS/PERSONAL CARE
           The Estee Lauder Companies Inc., Class "A"                                83,300       3,108,756        1.5%
                                                                                            ----------------  ----------
       DIVERSIFIED MANUFACTURER
           Actuant Corporation, Class "A"                                            47,715       2,099,937        1.0%
           Danaher Corporation                                                       69,480       4,530,096        2.2%
           Trinity Industries, Inc.                                                  62,150       2,077,053        1.0%
                                                                                            ----------------  ----------
                                                                                                  8,707,086        4.2%
       ELECTRONICS
           Fisher Scientific International Inc.*                                     35,920       2,662,031        1.3%
           Vishay Intertechnology, Inc.*                                            285,110       4,000,093        1.9%
                                                                                            ----------------  ----------
                                                                                                  6,662,124        3.2%
       ENGINEERING & CONSTRUCTION
           McDermott International, Inc.*                                            95,250       4,337,685        2.1%
                                                                                            ----------------  ----------
       ENTERTAINMENT
           International Game Technology                                            121,285       4,688,878        2.2%
                                                                                            ----------------  ----------
       ENVIRONMENTAL CONTROL
           Republic Services, Inc.                                                  135,915       5,458,346        2.6%
                                                                                            ----------------  ----------
       FINANCIAL SERVICES
           Ameriprise Financial, Inc.                                               131,140       5,848,844        2.8%
           CBOT Holdings, Inc., Class "A"*                                           25,275       3,166,958        1.5%
           IntercontinentalExchange, Inc.*                                           43,100       2,568,760        1.2%
           T. Rowe Price Group, Inc.                                                 87,395       3,610,287        1.7%
           TD Ameritrade Holding Corporation                                        143,605       2,352,250        1.1%
                                                                                            ----------------  ----------
                                                                                                 17,547,099        8.3%
       FOOD
           Dean Foods Company*                                                       54,895       2,060,210        1.0%
                                                                                            ----------------  ----------
       HEALTHCARE PRODUCTS
           Henry Schein, Inc.*                                                       85,125       4,035,776        1.9%
           Mentor Corporation                                                       146,365       6,507,388        3.1%
           ResMed Inc.*                                                             130,970       6,078,318        2.9%
                                                                                            ----------------  ----------
                                                                                                 16,621,482        7.9%

      ---------------------------------------------------------------------------------------------------------------------
                                         HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                                       INVESTMENT PORTFOLIO
                                                          JULY 31, 2006
                                                           (UNAUDITED)
       --------------------------------------------------------------------------------------------------------------------
                                                                                                                % OF NET
                                                                                    SHARES        VALUE          ASSETS
                                                                                    ------        -----         --------
       HOME FURNISHINGS
           Harman International Industries, Inc.                                     48,760       3,910,552        1.9%
                                                                                            ----------------  ----------
       INTERNET
           F5 Networks, Inc.*                                                        87,015       4,032,275        1.9%
           IAC/InterActiveCorp*                                                     126,470       2,998,604        1.4%
                                                                                            ----------------  ----------
                                                                                                  7,030,879        3.3%
       IRON/STEEL
           Carpenter Technology Corporation                                          45,095       4,437,348        2.1%
                                                                                            ----------------  ----------
       LODGING
           Harrah's Entertainment, Inc.                                              67,055       4,030,676        1.9%
           Starwood Hotels & Resorts Worldwide, Inc.                                 73,590       3,869,362        1.8%
                                                                                            ----------------  ----------
                                                                                                  7,900,038        3.7%
       OIL & GAS
           Patterson-UTI Energy, Inc.                                               142,975       4,049,052        1.9%
           Quicksilver Resources Inc.*                                              118,825       4,201,652        2.0%
           Rowan Companies, Inc.                                                    123,290       4,175,832        2.0%
                                                                                            ----------------  ----------
                                                                                                 12,426,536        5.9%
       OIL
           BJ Services Company                                                      124,330       4,509,450        2.1%
           Oceaneering International Inc.*                                           96,655       4,225,757        2.0%
                                                                                            ----------------  ----------
                                                                                                  8,735,207        4.1%
       PHARMACEUTICALS
           Allergan, Inc.                                                            20,970       2,261,614        1.1%
           Caremark Rx, Inc.                                                         77,850       4,110,480        2.0%
           Omnicare, Inc.                                                            69,580       3,149,191        1.5%
                                                                                            ----------------  ----------
                                                                                                  9,521,285        4.6%
       RETAIL
           Brinker International, Inc.                                               87,645       2,839,698        1.4%
           PetSmart, Inc.                                                            97,185       2,289,679        1.1%
           The Cheesecake Factory Inc.*                                             178,855       4,086,837        1.9%
                                                                                            ----------------  ----------
                                                                                                  9,216,214        4.4%
       SEMICONDUCTORS
           ASML Holding N.V.*                                                       109,895       2,186,910        1.1%
           Micron Technology, Inc.*                                                 301,165       4,695,162        2.2%
           QLogic Corporation*                                                      241,395       4,221,999        2.0%
                                                                                            ----------------  ----------
                                                                                                 11,104,071        5.3%
       SOFTWARE
           Adobe Systems Inc.*                                                      112,425       3,205,237        1.5%
           Avid Technology, Inc.*                                                   131,160       4,622,078        2.2%
           Citrix Systems, Inc.*                                                    147,565       4,688,140        2.2%
                                                                                            ----------------  ----------
                                                                                                 12,515,455        5.9%
       TELECOMMUNICATIONS
           Amdocs Ltd.*                                                              90,995       3,301,300        1.6%
           Comverse Technology, Inc.*                                               279,545       5,417,582        2.6%
                                                                                            ----------------  ----------
                                                                                                  8,718,882        4.2%

      ---------------------------------------------------------------------------------------------------------------------
                                         HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                                       INVESTMENT PORTFOLIO
                                                          JULY 31, 2006
                                                           (UNAUDITED)
       --------------------------------------------------------------------------------------------------------------------
                                                                                                                % OF NET
                                                                                   SHARES        VALUE           ASSETS
                                                                                   ------        -----          --------
       TELEVISION, CABLE & RADIO
           Univision Communications Inc., Class "A"*                                 73,725       2,462,415        1.2%
                                                                                            ----------------  ----------

       TRANSPORTATION
           Landstar System, Inc.                                                     72,915       3,112,741        1.5%
                                                                                            ----------------  ----------
   Total Common Stocks (cost $182,599,392)                                                      201,094,513       95.9%
                                                                                            ----------------  ----------

   REPURCHASE AGREEMENT
   Repurchase Agreement with State Street
   Bank and Trust Company, dated
   July 31, 2006 @ 4.96% to be
   repurchased at $8,165,125 on
   August 1, 2006, collateralized by
   $8,795,000 United States Treasury Notes,
   4.0% due February 15, 2014,
   (market value $8,444,810 including interest)
   (cost $8,164,000) . . . . . . . . . . . . . . . . . . . . .                                   8,164,000         3.9%
                                                                                            ----------------  ----------
   TOTAL INVESTMENT PORTFOLIO (COST $190,763,392) (a)                                          209,258,513        99.8%
   OTHER ASSETS AND LIABILITIES, NET,                                                              503,595         0.2%
                                                                                            ----------------  ----------
   NET ASSETS                                                                                $ 209,762,108       100.0%
                                                                                            ================  ==========
   --------
    * Non-income producing security.

   (a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $18,495,121 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $26,112,189 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $7,617,068.

      ---------------------------------------------------------------------------------------------------------------------
                                         HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                       INVESTMENT PORTFOLIO
                                                          JULY 31, 2006
                                                           (UNAUDITED)
       --------------------------------------------------------------------------------------------------------------------
                                                                                                              % OF NET
                                                                              SHARES        VALUE              ASSETS
                                                                              ------        -----              ------
    COMMON STOCKS & RIGHTS
    ----------------------
        AUTO PARTS & EQUIPMENT
           Autoliv, Inc.                                                        322,285       $ 18,102,748       1.5%
           BorgWarner Inc.                                                      187,040         11,222,400       1.0%
                                                                                        -------------------  -------------
                                                                                                29,325,148       2.5%
        CHEMICALS
           Ecolab Inc.                                                          273,540         11,781,368       1.0%
           Praxair, Inc.                                                        396,650         21,752,286       1.8%
                                                                                        -------------------  -------------
                                                                                                33,533,654       2.8%
        COMMERCIAL SERVICES
           Manpower Inc.                                                        347,620         20,676,438       1.7%
                                                                                        -------------------  -------------
        COMPUTERS
           Ceridian Corporation*                                                514,210         12,346,182       1.0%
                                                                                        -------------------  -------------
        DIVERSIFIED MANUFACTURER
           Danaher Corporation                                                  651,515         42,478,778       3.6%
           ESCO Technologies Inc.*                                              243,430         12,826,327       1.1%
                                                                                        -------------------  -------------
                                                                                                55,305,105       4.7%
        ELECTRICAL COMPONENTS & EQUIPMENT
           AMETEK, Inc.                                                         323,850         13,737,717       1.2%
                                                                                        -------------------  -------------
        ELECTRONICS
           Amphenol Corporation, Class "A"                                      553,435         31,036,635       2.6%
                                                                                        -------------------  -------------
        ENVIRONMENTAL CONTROL
           Republic Services, Inc.                                              262,620         10,546,819       0.9%
                                                                                        -------------------  -------------
        FINANCIAL SERVICES
           Affiliated Managers Group, Inc.*                                     141,175         12,924,571       1.1%
           AllianceBernstein Holding LP                                         610,585         39,688,025       3.3%
                                                                                        -------------------  -------------
                                                                                                52,612,596       4.4%
        FOOD
           Dean Foods Company*                                                  831,160         31,193,435       2.6%
                                                                                        -------------------  -------------
         HEALTHCARE PRODUCTS
           C.R. Bard, Inc.                                                      666,485         47,300,440       4.0%
           Dade Behring Holdings, Inc.                                          549,810         22,393,761       1.9%
           Dentsply International Inc.                                          930,210         29,115,573       2.5%
           Edwards Lifesciences Corporation*                                    408,965         18,092,612       1.5%
                                                                                        -------------------  -------------
                                                                                                116,902,386      9.9%
        HEALTHCARE SERVICES
           Laboratory Corporation of America Holdings*                          408,600         26,322,012       2.2%
           Lincare Holdings Inc.*                                               486,350         16,929,845       1.4%
                                                                                        -------------------  -------------
                                                                                                 43,251,857      3.6%
        HOME FURNISHINGS
           Harman International Industries, Inc.                                465,235         37,311,847       3.2%
                                                                                        -------------------  -------------
         HOUSEHOLD PRODUCTS
           The Scotts Miracle-Gro Company, Class "A"                            334,315         13,115,177       1.1%
                                                                                         ------------------- -------------
        INSURANCE
           AMBAC Financial Group, Inc.                                          150,995         12,549,195       1.1%
           Assurant, Inc.                                                       473,405         22,803,919       1.9%
           HCC Insurance Holdings, Inc.                                         711,400         21,690,586       1.8%
           MBIA Inc.                                                            416,130         24,472,605       2.1%
           Protective Life Corporation                                          432,985         20,051,535       1.7%
           W.R. Berkley Corporation                                             303,540         10,927,440       0.9%
                                                                                        -------------------  -------------
                                                                                               112,495,280       9.5%

      ---------------------------------------------------------------------------------------------------------------------
                                         HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                       INVESTMENT PORTFOLIO
                                                          JULY 31, 2006
                                                           (UNAUDITED)
       --------------------------------------------------------------------------------------------------------------------

                                                                                                              % OF NET
                                                                              SHARES        VALUE              ASSETS
                                                                              ------        -----              ------
        INTERNET
           Checkfree Corporation*                                               425,750         18,945,875       1.6%
                                                                                        -------------------- --------------
        OIL & GAS
           Forest Oil Corporation*                                              738,385         24,743,281       2.1%
           Mariner Energy, Inc.*                                                854,770         15,394,408       1.3%
                                                                                        -------------------  -------------
                                                                                                40,137,689       3.4%
        OIL & GAS SERVICES
           Cameron International Corporation*                                   429,780         21,665,210       1.8%
           FMC Technologies, Inc.*                                              382,575         24,109,876       2.0%
           Smith International, Inc.*                                           356,245         15,877,840       1.4%
                                                                                        -------------------  -------------
                                                                                                61,652,926       5.2%
        REAL ESTATE
           Jones Lang LaSalle Inc.                                              151,745         12,397,566       1.1%
                                                                                        -------------------  -------------
        RETAIL
           Abercrombie & Fitch Company, Class "A"                               413,290         21,887,838       1.8%
           Advance Auto Parts, Inc.                                             906,345         27,435,063       2.3%
           MSC Industrial Direct Company, Inc., Class "A"                       405,030         16,699,387       1.4%
           Staples, Inc.                                                        880,020         19,026,032       1.6%
           Tiffany & Company                                                    397,020         12,541,862       1.1%
                                                                                        -------------------  -------------
                                                                                                97,590,182       8.2%
        SEMICONDUCTORS
           Lam Research Corporation*                                            380,480         15,824,163       1.3%
           Linear Technology Corporation                                        849,410         27,478,414       2.3%
                                                                                        -------------------  -------------
                                                                                                43,302,577       3.6%
        SOFTWARE
           Adobe Systems Inc.*                                                1,176,370         33,538,309       2.8%
           American Reprographics Company*                                      343,300         10,978,735       0.9%
           ANSYS, Inc.*                                                         646,851         29,683,992       2.5%
           Fiserv, Inc.*                                                        403,470         17,615,500       1.5%
           Global Payments Inc.                                                 280,350         11,926,089       1.0%
           The Dun & Bradstreet Corporation*                                    172,350         11,499,192       1.0%
                                                                                        -------------------  -------------
                                                                                               115,241,817       9.7%
        TELECOMMUNICATIONS
           ALLTEL Corporation                                                   803,255         44,315,578       3.7%
           Amdocs Ltd.*                                                         511,880         18,571,006       1.6%
           Tellabs, Inc.*                                                     1,115,560         10,486,264       0.9%
           TELUS Corporation                                                    941,195         39,539,602       3.3%
           Windstream Corporation                                                     1                  8       0.0%
                                                                                        -------------------  -------------
                                                                                               112,912,458       9.5%
        TELEVISION, CABLE & RADIO
           Shaw Communications Inc., Class "B"                                  818,700         23,742,300       2.0%
                                                                                        -------------------  -------------
        TRANSPORTATION
           J.B. Hunt Transport Services, Inc.                                 1,200,310         24,690,377       2.1%
                                                                                        -------------------  -------------
    Total Common Stocks (cost $1,109,775,147)                                                 1,164,004,043     98.1%
                                                                                        -------------------  -------------
    REPURCHASE AGREEMENT
    --------------------
     Repurchase Agreement with State Street
     Bank and Trust Company, dated
     July 31, 2006 @ 4.96% to be
     repurchased at $13,513,862 on
     August 1, 2006, collateralized by
     $14,555,000 United States Treasury Notes,


      ---------------------------------------------------------------------------------------------------------------------
                                         HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                       INVESTMENT PORTFOLIO
                                                          JULY 31, 2006
                                                           (UNAUDITED)
       --------------------------------------------------------------------------------------------------------------------
                                                                                                              % OF NET
                                                                              SHARES        VALUE              ASSETS
                                                                              ------        -----              ------
     4.0% due February 15, 2014,
     (market value $13,975,464 including interest)
     (cost $13,512,000) . . . . . . . . . . . . . . . . . . .                                    13,512,000       1.2%
                                                                                        ------------------   -------------
     TOTAL INVESTMENT PORTFOLIO (COST $1,123,287,147) (a)                                     1,177,516,043      99.3%
     OTHER ASSETS AND LIABILITIES, NET,                                                           8,830,160       0.7%
                                                                                        -------------------  -------------
     NET ASSETS                                                                          $    1,186,346,203     100.0%
                                                                                        ===================  =============
    -------
     * Non-income producing security.

    (a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $54,228,896 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $93,037,568 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $38,808,672.


-----------------------------------------------------------------------------------------------------------------------
                                      HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2006
                                                       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     % OF NET
                                                                         SHARES            VALUE       ASSETS
                                                                         ------            -----       ------
COMMON STOCKS
-------------
     AEROSPACE/DEFENSE
        EDO Corporation                                                  135,000     $ 3,029,400         0.9%
        Teledyne Technologies, Inc.*                                      50,000       1,908,000         0.5%
                                                                                 ----------------   ----------
                                                                                       4,937,400         1.4%
     AGRICULTURE
        Delta & Pine Land Company                                        148,075       5,065,646         1.5%
                                                                                 ----------------   ----------
     APPAREL
        Volcom, Inc.*                                                     83,460       1,680,050         0.5%
                                                                                 ----------------   ----------
     BANKS
        Boston Private Financial Holdings, Inc.                           31,825         799,762         0.2%
        Capital Crossing Bank*                                            88,000       2,345,200         0.7%
                                                                                 ----------------   ----------
                                                                                       3,144,962         0.9%
     BEVERAGES
        Constellation Brands, Inc., Class "A"*                           164,000       4,011,440         1.2%
                                                                                 ----------------   ----------

     BIOTECHNOLOGY
        Arena Pharmaceuticals, Inc.*                                      96,325         996,964         0.3%
        Ariad Pharmaceuticals, Inc.*                                     262,925       1,096,397         0.3%
        Bio-Rad Laboratories, Inc., Class "A"*                            10,000         658,900         0.2%
        Charles River Laboratories International, Inc.*                  147,200       5,225,600         1.5%
        deCODE genetics, Inc.*                                           244,475       1,175,925         0.3%
                                                                                 ----------------   ----------
                                                                                       9,153,786         2.6%
     BUILDING MATERIALS
        Lennox International Inc.                                        189,500       4,322,495         1.2%
                                                                                 ----------------   ----------

     COMMERCIAL SERVICES
        ADESA, Inc.                                                      237,600       4,849,416         1.4%
        Corrections Corporation of America*                               74,725       4,079,985         1.2%
        Interactive Data Corporation                                     239,000       4,495,590         1.3%
        Navigant Consulting, Inc.*                                       135,000       2,575,800         0.7%
                                                                                 ----------------   ----------
                                                                                      16,000,791         4.6%
     COMPUTERS
        FactSet Research Systems Inc.                                     80,072       3,515,161         1.0%
        McDATA Corporation, Class "A"*                                   865,305       2,768,976         0.8%
        M-Systems Flash Disk Pioneers Ltd.*                               85,205       3,067,380         0.9%
        RadiSys Corporation*                                             115,720       2,440,535         0.7%
                                                                                 ----------------   ----------
                                                                                      11,792,052         3.4%
     DISTRIBUTION/WHOLESALE
        Pool Corporation                                                  58,540       2,278,962         0.7%
                                                                                 ----------------   ----------

     DIVERSIFIED MANUFACTURER
        Actuant Corporation, Class "A"                                    48,500       2,134,485         0.6%
        Blount International, Inc.*                                      126,900       1,383,210         0.4%
        Federal Signal Corporation                                       170,000       2,538,100         0.7%
        Jacuzzi Brands, Inc.*                                            465,000       3,906,000         1.1%
                                                                                 ----------------   ----------
                                                                                       9,961,795         2.8%
     ELECTRICAL COMPONENTS & EQUIPMENT
        Advanced Energy Industries, Inc.*                                156,050       2,019,287         0.6%
        Belden CDT Inc.                                                  117,000       3,796,650         1.1%
        General Cable Corporation*                                        77,865       2,779,780         0.8%
                                                                                 ----------------   ----------
                                                                                       8,595,717         2.5%
     ELECTRONICS
        Benchmark Electronics, Inc.*                                      84,500       2,055,885         0.6%
        Cogent, Inc.*                                                    179,680       2,542,472         0.7%
        Coherent, Inc.*                                                  117,080       3,753,585         1.1%
        Dolby Laboratories, Inc., Class "A"*                             160,485       3,217,724         0.9%
        OYO Geospace Corporation*                                         68,175       3,677,360         1.1%
        Photon Dynamics, Inc.*                                            73,700         782,694         0.2%
                                                                                 ----------------   ----------
                                                                                      16,029,720         4.6%
     ENGINEERING & CONSTRUCTION
        URS Corporation*                                                 136,200       5,393,520         1.5%
                                                                                 ----------------   ----------
     ENTERTAINMENT
        Lions Gate Entertainment Corporation*                            345,000       3,205,050         0.9%
        Macrovision Corporation*                                          80,000       1,569,600         0.4%
        Shuffle Master, Inc.*                                            130,075       3,791,686         1.1%
        Vail Resorts, Inc.*                                               57,525       1,988,639         0.6%
                                                                                 ----------------   ----------
                                                                                      10,554,975         3.0%
     ENVIRONMENTAL CONTROL
        Aleris International, Inc.*                                      162,815       6,665,646         1.9%
        Waste Connections, Inc.*                                         116,087       4,339,332         1.2%
                                                                                 ----------------   ----------
                                                                                      11,004,978         3.1%

-----------------------------------------------------------------------------------------------------------------------
                                      HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2006
                                                       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     % OF NET
                                                                         SHARES            VALUE       ASSETS
                                                                         ------            -----       ------
     FINANCIAL SERVICES
        Cowen Group, Inc.*                                               107,180       1,647,357         0.5%
                                                                                 ----------------   ----------
     HEALTHCARE PRODUCTS
        American Medical Systems Holdings, Inc.*                         222,115       4,053,599         1.1%
        Arrow International, Inc.                                         78,955       2,505,242         0.7%
        DJO Inc.*                                                         40,535       1,599,916         0.5%
        Respironics, Inc.*                                               108,170       3,848,689         1.1%
        Thoratec Corporation*                                             67,935         937,503         0.3%
                                                                                 ----------------   ----------
                                                                                      12,944,949         3.7%
     HEALTHCARE SERVICES
        Centene Corporation*                                             163,025       2,649,156         0.7%
        Healthways, Inc.*                                                 49,850       2,677,942         0.8%
        Horizon Health Corporation*                                      125,020       1,647,764         0.5%
        Matria Healthcare, Inc.*                                          75,060       1,851,730         0.5%
                                                                                 ----------------   ----------
                                                                                       8,826,592         2.5%
     HOME BUILDERS
        Champion Enterprises, Inc.*                                      219,000       1,451,970         0.4%
                                                                                 ----------------   ----------

     HOME FURNISHINGS
        DTS, Inc.*                                                        90,000       1,675,800         0.5%
        Universal Electronics, Inc.*                                     224,125       3,964,771         1.1%
                                                                                 ----------------   ----------
                                                                                       5,640,571         1.6%
     HOUSEHOLD PRODUCTS
        Central Garden and Pet Company*                                   50,000       1,977,000         0.6%
                                                                                 ----------------   ----------
     INSURANCE
        American Safety Insurance Holdings, Ltd.*                         52,235         885,383         0.3%
        Philadelphia Consolidated Holding Corporation*                   107,170       3,629,848         1.0%
        The PMI Group, Inc.                                              114,500       4,861,670         1.4%
                                                                                 ----------------   ----------
                                                                                       9,376,901         2.7%
     INTERNET
        1-800-FLOWERS.COM, Inc., Class "A"*                              285,000       1,630,200         0.5%
        eCollege.com*                                                     72,600       1,481,766         0.4%
        Internet Capital Group, Inc.*                                    122,450       1,080,009         0.3%
                                                                                 ----------------   ----------
                                                                                       4,191,975         1.2%
     INVESTMENT COMPANIES
        MCG Capital Corporation                                          308,575       5,026,687         1.4%
                                                                                 ----------------   ----------

     LEISURE TIME
        K2, Inc.*                                                        300,000       3,156,000         0.9%
                                                                                 ----------------   ----------
     MACHINERY
        Bucyrus International, Inc.                                       75,302       3,667,960         1.0%
        Intermec, Inc.*                                                  233,400       5,694,960         1.6%
        Robbins & Myers, Inc.                                             85,000       2,278,000         0.7%
                                                                                 ----------------   ----------
     METAL FABRICATE/HARDWARE                                                         11,640,920         3.3%
        Kaydon Corporation                                               118,000       4,277,500         1.2%
                                                                                 ----------------   ----------
     MULTIMEDIA
        Entravision Communications Corporation, Class "A"*               251,620       1,957,604         0.6%
                                                                                 ----------------   ----------
     OIL & GAS
        Comstock Resources, Inc.*                                        154,000       4,530,680         1.3%
        Energy Partners, Ltd.*                                           144,000       2,616,480         0.8%
        Grey Wolf, Inc.*                                                 445,000       3,408,700         1.0%
        Patterson-UTI Energy, Inc.                                        98,925       2,801,556         0.8%
        Swift Energy Company*                                             87,100       4,180,800         1.2%
        Unit Corporation*                                                 92,125       5,402,210         1.5%
                                                                                 ----------------   ----------
                                                                                      22,940,426         6.6%
     OIL & GAS SERVICES
        Core Laboratories NV*                                             35,765       2,610,845         0.8%
        Horizon Offshore, Inc.*                                           81,955       1,849,724         0.5%
        Tetra Technologies, Inc.*                                        134,245       3,840,749         1.1%
                                                                                 ----------------   ----------
                                                                                       8,301,318         2.4%
     PHARMACEUTICALS
        Dendreon Corporation*                                             56,195         260,183         0.1%
        KV Pharmaceutical Company, Class "A"*                            183,600       3,479,220         1.0%
                                                                                 ----------------   ----------
                                                                                       3,739,403         1.1%
     PRINTING & PUBLISHING
        John Wiley & Sons, Inc., Class "A"                               148,200       4,902,456         1.4%
                                                                                 ----------------   ----------
     REITS
        Highland Hospitality Corporation                                 257,000       3,430,950         1.0%
        Kite Realty Group Trust                                          209,000       3,224,870         0.9%
                                                                                 ----------------   ----------
                                                                                       6,655,820         1.9%

-----------------------------------------------------------------------------------------------------------------------
                                      HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                  INVESTMENT PORTFOLIO
                                                      JULY 31, 2006
                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     % OF NET
                                                                         SHARES            VALUE       ASSETS
                                                                         ------            -----       ------
     RETAIL
        Allion Healthcare, Inc.*                                          99,160         768,490         0.2%
        Brinker International, Inc.                                      106,500       3,450,600         1.0%
        Build-A-Bear Workshop, Inc.*                                      92,090       1,941,257         0.5%
        Cash America International, Inc.                                 141,225       4,836,956         1.4%
        CBRL Group, Inc.                                                  70,200       2,293,434         0.7%
        Genesco Inc.*                                                    125,325       3,392,548         1.0%
        Insight Enterprises, Inc.*                                       100,000       1,694,000         0.5%
        Lithia Motors, Inc., Class "A"                                    55,000       1,549,900         0.4%
        Red Robin Gourmet Burgers, Inc.*                                  64,800       2,517,480         0.7%
        School Specialty, Inc.*                                          112,000       3,584,000         1.0%
        Stage Stores, Inc.                                               128,400       3,808,344         1.1%
                                                                                 ----------------    ----------
                                                                                      29,837,009         8.5%
     SEMICONDUCTORS
        ATMI, Inc.*                                                       20,595         547,209         0.2%
        Integrated Device Technology, Inc.*                              266,000       4,115,020         1.2%
        Supertex, Inc.*                                                   45,840       1,523,722         0.4%
                                                                                 ----------------    ----------
                                                                                       6,185,951         1.8%
     SOFTWARE
        ANSYS, Inc.*                                                      91,950       4,219,586         1.2%
        Avid Technology, Inc.*                                            73,860       2,602,826         0.7%
        infoUSA Inc.                                                     403,000       3,836,560         1.1%
        Netsmart Technologies, Inc.*                                     131,075       1,718,302         0.5%
        Parametric Technology Corporation*                               140,000       2,164,400         0.6%
        Per-Se Technologies, Inc.*                                        68,940       1,645,598         0.5%
        Quality Systems, Inc.                                            109,450       3,624,984         1.0%
        Trident Microsystems, Inc.*                                      136,245       2,346,139         0.7%
                                                                                 ----------------    ----------
                                                                                      22,158,395         6.3%
     TELECOMMUNICATIONS
        Anixter International, Inc.                                       28,125       1,550,531         0.4%
        CommScope, Inc.*                                                 257,000       8,026,110         2.3%
        EMS Technologies, Inc.*                                          100,535       1,548,239         0.4%
        Ixia*                                                            174,930       1,621,601         0.5%
        Polycom, Inc.*                                                   120,000       2,664,000         0.8%
        Syniverse Holdings, Inc.*                                        120,000       1,677,600         0.5%
                                                                                 ----------------   ----------
                                                                                      17,088,081         4.9%

Total Common Stocks (cost $257,736,185)                                              317,853,174        91.0%
                                                                                 ----------------   ----------
REPURCHASE AGREEMENT
Repurchase Agreement with State Street
Bank and Trust Company, dated
July 31, 2006 @ 4.96% to be
repurchased at $31,826,384 on
August 1, 2006, collateralized by
$34,280,000 United States Treasury Notes,
4.0% due February 15, 2014, (market value
$32,915,074 including interest)
 (cost $31,822,000) . . . . . . . . . . . . . . . . . .                              31,822,000         9.1%
                                                                                 ---------------   ----------
TOTAL INVESTMENT PORTFOLIO (COST $289,558,185) (a)                                  349,675,174       100.1%
OTHER ASSETS AND LIABILITIES, NET,                                                     (355,291)       -0.1%
                                                                                ----------------   ----------
NET ASSETS                                                                        $ 349,319,883       100.0%
                                                                                ================   ==========

--------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $60,116,989 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $75,918,583 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $15,801,594.

     -------------------------------------------------------------------------------------------------------------------------
                                        HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                         INVESTMENT PORTFOLIO
                                                            JULY 31, 2006
                                                             (UNAUDITED)
     -------------------------------------------------------------------------------------------------------------------------
                                                                                                                   % OF NET
                                                                                            SHARES     VALUE         ASSETS
                                                                                            ------     -----         ------
COMMON STOCKS
-------------
     AUSTRALIA
          BHP Billiton, Ltd.                                                                21,864     $ 462,048         0.2%
          Brambles Industries, Ltd.                                                         17,293       143,990         0.1%
          CSL, Ltd.                                                                          6,638       268,824         0.1%
          Newcrest Mining, Ltd.                                                             91,162     1,340,025         0.7%
          Rio Tinto, Ltd.                                                                    3,169       180,642         0.1%
                                                                                                   --------------   ----------
                                                                                                       2,395,529         1.2%
     AUSTRIA
          Erste Bank der Oesterreichischen Sparkassen AG                                    17,983     1,037,288         0.5%
          Flughafen Wien AG                                                                  2,492       190,215         0.1%
          IMMOFINANZ Immobilien Anlagen AG*                                                118,373     1,358,767         0.7%
          OMV AG                                                                            15,933       979,290         0.5%
          Raiffeisen International Bank Holding AG                                           8,483       730,071         0.4%
          Telekom Austria AG                                                                26,552       599,501         0.3%
          Wiener Stadtische AG                                                               5,183       301,745         0.2%
          Wienerberger AG                                                                    9,788       464,133         0.3%
                                                                                                   --------------   ----------
                                                                                                       5,661,010         3.0%
     BELGIUM
          Almancora Communication VA                                                         3,489       459,521         0.3%
          Fortis SA/NV                                                                      23,553       837,098         0.4%
          KBC Groupe NV                                                                     19,177     2,089,340         1.1%
                                                                                                   --------------   ----------
                                                                                                       3,385,959         1.8%
     CANADA
          Barrick Gold Corporation                                                           8,026       246,539         0.1%
          Bema Gold Corporation*                                                            41,639       237,474         0.1%
          Centerra Gold Inc.*                                                                1,668        14,380         0.0%
          Eldorado Gold Corporation*                                                        19,106        90,213         0.1%
          Ivanhoe Mines, Ltd.*                                                               2,538        15,036         0.0%
                                                                                                   --------------   ----------
                                                                                                         603,642         0.3%
     CHINA
          Beijing Capital International Airport Company, Ltd., Class "H"                   102,000        63,604         0.0%
          China Life Insurance Company, Ltd.                                               120,032       202,331         0.1%
          Shenzhen Chiwan Wharf Holdings, Ltd.                                              28,080        42,423         0.0%
          Weiqiao Textile Company Ltd., Class "H"                                          114,999       142,200         0.1%
          Wumart Stores, Inc., Class "H"                                                    51,789       156,690         0.1%
                                                                                                   --------------   ----------
                                                                                                         607,248         0.3%
     CYPRUS
          Bank of Cyprus Public Company, Ltd.                                              104,681       972,297         0.5%
                                                                                                   --------------   ----------
     CZECH
          Komercni Banka, AS                                                                18,452     2,707,768         1.4%
                                                                                                   --------------   ----------
     DENMARK
          ALK-Abello AS*                                                                     1,075       131,277         0.1%
          Novo Norkisk AS, Class "B"                                                         1,321        81,228         0.0%
          Royal UNIBREW AS                                                                   1,200       129,914         0.1%
          Vestas Wind Systems AS*                                                            3,324        89,511         0.0%
                                                                                                   --------------   ----------
                                                                                                         431,930         0.2%
     EGYPT
          Orascom Telecom Holding SAE, Sponsored GDR                                         1,736        83,128         0.0%
                                                                                                   --------------   ----------
     FINLAND
          Fortum Oyj                                                                        47,611     1,291,075         0.7%
          Nokia Oyj                                                                         63,685     1,263,282         0.7%
          Sampo Oyj, Class "A"                                                              14,231       268,472         0.1%
          Sanomawsoy Oyj                                                                     7,825       187,169         0.1%
          Stockmann Oyj Abp, Class "B"                                                       3,150       117,806         0.1%
          Wartsila Oyj, Class "B"                                                            2,136        82,982         0.0%
          YIT OYJ                                                                           11,970       263,174         0.1%
                                                                                                   --------------   ----------
                                                                                                       3,473,960         1.8%

     FRANCE
          Accor SA                                                                           1,306        76,998         0.0%
          Air Liquide                                                                        6,836     1,380,069         0.7%
          ALSTOM SA*                                                                         6,178       536,599         0.3%
          Atos Origin SA*                                                                    2,746       127,334         0.1%
          BNP Paribas                                                                       11,598     1,128,823         0.6%
          Bouygues                                                                          16,159       806,335         0.4%
          Carrefour SA                                                                       6,231       388,209         0.2%
          Compagnie de Saint-Gobain                                                          5,662       404,264         0.2%
          Electricite de France                                                             17,334       893,648         0.5%
          France Telecom SA                                                                  8,558       182,829         0.1%
          Gaz de France                                                                      2,692        95,711         0.1%
          Generale de Sante                                                                  3,374       114,908         0.1%
          Hermes International                                                               1,149        95,217         0.0%
          JC Decaux SA                                                                       7,092       182,755         0.1%
          Lafarge SA                                                                        18,253     2,202,878         1.2%
          Lagardere SCA                                                                      2,200       154,178         0.1%
          LVMH Moet Hennessy Louis Vuitton SA                                               16,814     1,688,652         0.9%
          Pernod-Ricard SA                                                                   5,404     1,124,620         0.6%
          PPR SA                                                                             7,511     1,003,446         0.5%
          Publicis Groupe SA                                                                 4,083       153,134         0.1%
          Renault SA                                                                         2,538       277,263         0.1%
          Sanofi-Aventis SA                                                                 26,817     2,544,859         1.3%
          Schneider Electric SA                                                              6,348       652,410         0.3%
          Societe Generale                                                                   3,087       460,615         0.2%
          Societe Television Francaise 1                                                    17,300       551,873         0.3%
          Suez SA                                                                           11,492       476,132         0.3%
          TOTAL SA                                                                          45,960     3,127,528         1.6%
          Vinci SA                                                                           2,988       303,545         0.2%
          Vivendi SA                                                                        12,717       431,479         0.2%
                                                                                                   --------------   ----------
                                                                                                      21,566,311        11.3%
     GERMANY
          Adidas AG                                                                          3,835       178,667         0.1%
          Commerzbank AG                                                                    45,008     1,575,135         0.8%
          Continental AG                                                                     1,228       125,319         0.1%
          DaimlerChrysler AG                                                                 9,658       497,615         0.3%
          Deutsche Bank AG                                                                   8,270       950,695         0.5%
          Deutsche Boerse AG                                                                 5,937       841,276         0.4%
          Deutsche Post AG                                                                  55,748     1,378,641         0.7%
          Deutsche Postbank AG                                                               3,424       250,112         0.1%
          E.ON AG                                                                            8,938     1,076,052         0.6%
          Fraport AG Frankfurt Airport Services Worldwide                                   37,582     2,733,828         1.4%
          Fresenius AG                                                                       5,935       937,189         0.5%
          Fresenius Medical Care AG & Co. KGaA                                               6,659       794,750         0.4%
          Henkel KGaA                                                                        3,531       378,410         0.2%
          Hypo Real Estate Holding AG                                                        8,999       500,139         0.3%
          IVG Immobilien AG                                                                 33,766     1,076,801         0.6%
          KarstadtQuelle AG*                                                                 6,190       145,482         0.1%
          MAN AG                                                                             2,434       175,693         0.1%
          Merck KGaA                                                                         1,846       168,165         0.1%
          Puma AG Rudolf Dassler Sport                                                         149        53,969         0.0%
          RWE AG                                                                             1,642       144,027         0.1%
          Sap AG                                                                             1,647       300,875         0.2%
          Siemens AG                                                                        11,843       952,537         0.5%
          SolarWorld AG                                                                      1,694        92,393         0.0%
          Wacker Chemie AG*                                                                    633        65,846         0.0%
                                                                                                   --------------   ----------
                                                                                                      15,393,616         8.1%
     GREECE
          Alpha Bank AE                                                                     10,404       266,716         0.1%
          Hellenic Telecommunications Organization SA                                       29,446       672,264         0.4%
                                                                                                   --------------   ----------
                                                                                                         938,980         0.5%
     HONG KONG
          China Merchants Holdings (International) Company, Ltd.                           305,550       927,383         0.5%
          Clear Media, Ltd.*                                                                66,000        72,194         0.1%
          Galaxy Entertainment Group, Ltd.                                                 449,703       407,568         0.2%
          Hutchison Telecommunications International, Ltd.*                                255,817       445,752         0.2%


          Melco International Development Ltd.                                             454,679       999,979         0.5%
          Shun TAK Holdings Ltd.                                                           896,903     1,155,792         0.6%
          Texwinca Holdings Ltd.                                                            97,996        62,981         0.0%
                                                                                                   --------------   ----------
                                                                                                       4,071,649         2.1%
     HUNGARY
          Egis Gyogyszergyar Reszvnytarsas Rt.                                               1,173       166,912         0.1%
          Gedeon Richter Rt.                                                                 2,616       554,120         0.3%
          Magyar Telekom Telecommunications PLC*                                           269,410     1,131,178         0.6%
          OTP Bank PLC                                                                      87,328     2,604,189         1.3%
                                                                                                   --------------   ----------
                                                                                                       4,456,399         2.3%
     INDIA
          State Bank of India, Sponsored GDR                                                 5,623       240,591         0.1%
                                                                                                   --------------   ----------
     INDONESIA
          Indofood Sukses Makmur Tbk PT                                                    287,000        33,268         0.0%
          Semen Gresik Persero Tbk PT                                                       44,743       125,279         0.1%
                                                                                                   --------------   ----------
                                                                                                         158,547         0.1%
     IRELAND
          Dragon Oil PLC*                                                                   59,888       206,289         0.1%
                                                                                                   --------------   ----------
                                                                                                         206,289         0.1%
     ITALY
          Assicurazioni Generali SpA                                                        14,926       533,415         0.3%
          Banca CR Firenze SpA                                                             177,532       497,380         0.3%
          Banca Intesa SpA                                                                  58,305       336,963         0.2%
          Banca Intesa SpA (Non-voting)                                                    110,537       592,709         0.3%
          Banca Italease SpA                                                                 7,177       342,132         0.2%
          Banca Popolare dell'Emilia Romagna                                                 5,529       124,881         0.1%
          Banca Popolare di Milano Scrl                                                     60,500       758,946         0.4%
          Banca Popolare di Sondrio                                                          5,722        95,648         0.0%
          Banca Popolare Italiana*                                                          87,136     1,018,985         0.5%
          Banche Popolari Unite SCpA                                                        17,779       478,103         0.2%
          Banco Popolare di Verona e Novara SCRL                                            13,454       383,160         0.2%
          Beni Stabili SpA                                                                  76,276        76,231         0.0%
          Bulgari SpA                                                                        7,137        86,403         0.0%
          Buzzi Unicem SpA                                                                  26,603       607,426         0.3%
          Capitalia SpA                                                                    177,200     1,486,732         0.8%
          Credito Emiliano SpA                                                              42,268       554,438         0.3%
          Finmeccanica SpA                                                                   8,455       182,400         0.2%
          Geox SpA                                                                          17,190       204,210         0.1%
          Luxottica Group SpA                                                                4,711       130,264         0.1%
          Parmalat SpA*                                                                     43,520       141,132         0.1%
          UniCredito Italiano SpA                                                          260,861     2,006,169         1.0%
                                                                                                   --------------   ----------
                                                                                                      10,637,727         5.6%
     JAPAN
          Aeon Credit Service Company, Ltd.                                                  2,968        62,516         0.0%
          Aisin Seiki Company, Ltd.                                                          3,001        87,514         0.0%
          Bank of Kyoto, Ltd.                                                                7,184        74,351         0.0%
          Canon Inc.                                                                        11,359       543,196         0.3%
          Credit Saison Company, Ltd.                                                        2,617       113,580         0.1%
          Daikin Industries, Ltd.                                                            5,000       161,574         0.1%
          Daiwa Securities Group Inc.                                                        6,003        67,249         0.0%
          Denso Corporation                                                                  5,613       193,023         0.1%
          Dentsu Inc.                                                                           50       147,286         0.1%
          East Japan Railway Company                                                            39       290,696         0.2%
          Eisai Co., Ltd.                                                                    3,200       148,111         0.1%
          Exedy Corporation                                                                  2,000        58,987         0.0%
          Fanuc, Ltd.                                                                        1,700       141,982         0.1%
          Fuji Television Network, Inc.                                                         41        85,591         0.0%
          Fujitsu, Ltd.                                                                      9,000        69,909         0.0%
          Honda Motor Company, Ltd.                                                         17,020       561,298         0.3%
          HOYA Corporation                                                                   7,200       252,245         0.1%
          IBIDEN Company, Ltd.                                                               2,200       106,560         0.1%
          ITOCHU Corporation                                                                11,000        99,398         0.1%
          Jafco Co., Ltd.                                                                      900        48,427         0.0%
          Japan Tobacco Inc.                                                                   130       499,398         0.3%
          JS Group Corporation                                                               3,494        71,938         0.0%
          JSR Corporation                                                                    2,913        68,739         0.0%
          Keyence Corporation                                                                  500       114,326         0.1%


          Koito Manufacturing Company, Ltd.                                                  9,474       133,757         0.1%
          Kubota Corporation                                                                 8,496        78,231         0.0%
          Kyocera Corporation                                                                1,800       147,309         0.1%
          Makita Corporation                                                                 2,963        97,465         0.1%
          Matsushita Electric Industrial Company, Ltd.                                      52,853     1,099,428         0.6%
          Mitsubishi Electric Corporation                                                   11,000        86,605         0.0%
          Mitsubishi UFJ Financial Group, Inc.                                                 133     1,866,278         1.0%
          Mitsubishi UFJ Securities Company, Ltd.                                            8,000        90,423         0.1%
          Mitsui Fudosan Company, Ltd.                                                      10,129       215,482         0.1%
          Mitsui Mining & Smelting Company, Ltd.                                            13,527        77,082         0.0%
          Mizuho Financial Group, Inc.                                                         174     1,465,443         0.8%
          NGK Spark Plug Company, Ltd.                                                      13,000       272,437         0.1%
          NHK Spring Company, Ltd.                                                           7,562        80,855         0.0%
          Nintendo Company, Ltd.                                                             1,300       243,189         0.1%
          Nippon Electric Glass Company, Ltd.                                                8,000       179,062         0.1%
          Nippon Telegraph and Telephone Corporation                                            37       192,474         0.1%
          Nissan Chemical Industries Ltd.                                                    5,000        63,028         0.0%
          Nissan Motor Company, Ltd.                                                         7,362        79,324         0.0%
          Nitto Denko Corporation                                                            5,801       422,172         0.2%
          NOK Corporation                                                                    5,200       136,140         0.1%
          Nomura Holdings, Inc.                                                             10,022       178,599         0.1%
          NSK Ltd.                                                                          11,000        84,513         0.0%
          NTT DoCoMo, Inc.                                                                     173       251,356         0.1%
          ORIX Corporation                                                                     690       180,396         0.1%
          Resona Holdings, Inc.                                                                 23        72,229         0.0%
          Ricoh Company, Ltd.                                                               17,000       343,194         0.2%
          Sapporo Hokuyo Holdings, Inc.                                                          6        70,328         0.0%
          Sega Sammy Holdings Inc.                                                           5,100       169,462         0.1%
          Seven & I Holdings Company, Ltd.                                                   3,800       133,046         0.1%
          Sharp Corporation                                                                 11,000       186,269         0.1%
          Shinsei Bank, Ltd.                                                                12,000        75,013         0.0%
          Sony Corporation                                                                  12,086       547,323         0.3%
          Stanley Electric Company, Ltd.                                                     7,899       168,146         0.1%
          Sumitomo Chemical Company, Ltd.                                                   21,000       166,032         0.1%
          Sumitomo Corporation, Ltd                                                          7,448       105,876         0.1%
          Sumitomo Metal Industries, Ltd.                                                   13,084        52,389         0.0%
          Sumitomo Mitsui Financial Group Inc.                                                 106     1,130,845         0.6%
          Suruga Bank, Ltd.                                                                  6,000        83,062         0.1%
          Suzuki Motor Corporation                                                          20,500       502,990         0.3%
          Takeda Pharmaceutical Company, Ltd.                                                4,100       264,686         0.1%
          Teijin Ltd.                                                                       12,000        67,798         0.0%
          The Bank of Fukuoka, Ltd.                                                         14,000       104,464         0.1%
          The Bank of Yokohama, Ltd.                                                        19,997       160,637         0.1%
          The Chiba Bank, Ltd.                                                              12,000       117,630         0.1%
          The Gunma Bank, Ltd.                                                               8,000        62,263         0.0%
          The Shizuoka Bank, Ltd.                                                            8,486        96,695         0.1%
          The Sumitomo Trust & Banking Company, Ltd.                                        27,065       288,017         0.2%
          Toppan Printing Company, Ltd.                                                      6,000        69,131         0.0%
          Toray Industries Inc.                                                             11,000        92,583         0.1%
          Toyota Motor Corporation                                                          18,932       998,139         0.5%
          Yamada Denki Company, Ltd.                                                         2,100       205,097         0.1%
          Yamaha Motor Company, Ltd.                                                         7,101       185,630         0.1%
          Yamato Holdings Company, Ltd.                                                      2,564        37,874         0.0%
          Yokogawa Electric Corporation                                                      3,601        48,083         0.0%
                                                                                                   --------------   ----------
                                                                                                      18,393,873         9.6%
     LUXEMBOURG
          CITIGROUP Bank BeES*                                                              45,098       398,080         0.2%
          Millicom International Cellular SA*                                                9,255       323,832         0.2%
                                                                                                   --------------   ----------
                                                                                                         721,912         0.4%
     MEXICO
          Consorcio ARA, SA de CV                                                            7,411        33,924         0.0%
          Fomento Economico Mexicano SA de CV, Sponsored ADR                                 5,747       504,587         0.3%
          Grupo Financiero Banorte, SA de CV                                               132,745       366,017         0.2%
          Grupo Televisa SA, Sponsored ADR                                                  13,903       257,484         0.1%
          Urbi Desarrollos Urbanos, SA de CV*                                               28,302        73,630         0.0%
                                                                                                   --------------   ----------
                                                                                                       1,235,642         0.6%


     NETHERLANDS
          Euronext NV                                                                        8,164       732,898         0.4%
          Heineken NV                                                                       13,229       622,022         0.3%
          ING Groep NV                                                                      42,881     1,738,739         0.9%
          Koninklijke Ahold NV*                                                             10,442        93,413         0.0%
          Koninklijke KPN NV                                                                37,156       421,358         0.2%
          Philips Electronics NV                                                            40,711     1,340,121         0.7%
          Royal Numico NV                                                                    6,326       303,479         0.2%
          TNT NV                                                                            38,492     1,375,852         0.7%
          Unilever NV, Sponsored ADR                                                        40,129       953,533         0.5%
          Vedior NV                                                                         22,893       430,075         0.3%
                                                                                                   --------------   ----------
                                                                                                       8,011,490         4.2%
     NEW ZEALAND
          Auckland International Airport Ltd.                                               93,060       120,536         0.1%
                                                                                                   --------------   ----------
     NORWAY
          DnB NOR ASA                                                                       34,469       435,997         0.2%
          Norsk Hydro ASA, Sponsored ADR                                                    14,083       402,868         0.2%
          Orkla ASA                                                                          8,462       383,371         0.2%
          Pan Fish ASA*                                                                    577,923       638,134         0.3%
          Statoil ASA                                                                       19,824       592,627         0.3%
          Telenor ASA                                                                       14,983       190,710         0.2%
                                                                                                   --------------   ----------
                                                                                                       2,643,707         1.4%
     PHILIPPINES
          Philippine Long Distance Telephone Company, Sponsored ADR                          4,427       173,494         0.1%
                                                                                                   --------------   ----------
     POLAND
          Agora SA                                                                           6,718        80,352         0.0%
          Bank BPH SA                                                                        4,561     1,215,729         0.6%
          Bank Pekao SA                                                                     45,206     3,109,286         1.6%
          Bank Zachodni WBK SA                                                              16,227     1,077,049         0.6%
          Budimex SA*                                                                        8,720       186,321         0.1%
          CCC SA                                                                             8,398       124,790         0.1%
          Cersanit-Krasnystaw SA*                                                           35,700       337,752         0.2%
          Grupa Kety SA                                                                      2,836       134,816         0.1%
          Inter Cars SA*                                                                     3,447        28,248         0.0%
          Polska Grupa Farmaceutyczna SA                                                     2,798        59,110         0.0%
          Polski Koncern Miesny Duda SA*                                                    21,753        84,472         0.0%
          Powszechna Kasa Oszczednosci Bank Polski SA                                      246,641     3,258,103         1.7%
          Stomil Sanok SA                                                                      899        44,950         0.0%
          Telekomunikacja Polska SA                                                         77,805       533,235         0.4%
                                                                                                   --------------   ----------
                                                                                                      10,274,213         5.4%
     PORTUGAL
          Jeronimo Martins SA                                                                4,412        74,854         0.1%
          Portugal Telecom SGPS SA                                                          17,104       211,909         0.1%
                                                                                                   --------------   ----------
                                                                                                         286,763         0.2%
     ROMANIA
          Impact SA*                                                                       774,219       136,602         0.1%
          Rolast SA Pitesti*                                                               635,500        13,778         0.0%
          SNP Petrom SA                                                                  2,496,316       494,705         0.2%
          Socep Constanta                                                                  372,000        23,957         0.0%
                                                                                                   --------------   ----------
                                                                                                         669,042         0.3%
     RUSSIA
          JSC MMC Norilsk Nickel, Sponsored ADR                                              7,942     1,084,083         0.6%
          LUKOIL, Sponsored ADR                                                             17,438     1,511,875         0.7%
          OAO Gazprom, Sponsored ADR                                                        47,357     1,973,840         1.0%
          OAO Novatek, Sponsored GDR 144A                                                   10,840       483,464         0.3%
          Polyus Gold Company, Sponsored ADR*                                               11,301       513,065         0.3%
          Unified Energy System, Sponsored GDR                                              15,007     1,103,015         0.6%
                                                                                                   --------------   ----------
                                                                                                       6,669,342         3.5%
     SOUTH KOREA
          Hyundai Motor Company                                                              2,196       168,218         0.1%
          NHN Corporation                                                                    1,122       124,665         0.1%
          Samsung Electronics Company, Ltd.                                                  1,304       829,766         0.4%
                                                                                                   --------------   ----------
                                                                                                       1,122,649         0.6%
     SPAIN
          Corporacion Mapfre SA                                                             19,699       387,286         0.2%
          Grupo Empresarial ENCE SA                                                          5,976       244,326         0.1%
          Inditex SA                                                                         9,285       403,387         0.2%
                                                                                                   --------------   ----------
                                                                                                       1,034,999         0.5%

     SWEDEN
          Autoliv, Inc., Sponsored SDR                                                       2,047       114,899         0.1%
          ForeningsSparbanken AB                                                            50,624     1,358,641         0.7%
          Getinge AB, Class "B"                                                             18,078       325,353         0.2%
          H&M Hennes & Mauritz AB, Class "B"                                                 3,795       140,885         0.1%
          Modern Times Group AB (MTG), Class B                                              11,265       559,721         0.3%
          Nordea Bank AB                                                                    78,659       984,500         0.5%
          Securitas AB, Class "B"                                                            4,297        80,165         0.0%
          Skandinaviska Enskilda Banken AB, Class "A"                                       49,621     1,221,979         0.6%
          Skanska AB, Class "B"                                                             18,257       286,101         0.1%
          Telefonaktiebolaget LM Ericsson, Class "B"                                        68,161       214,548         0.1%
          TeliaSonera AB                                                                    13,391        74,988         0.1%
                                                                                                   --------------   ----------
                                                                                                       5,361,780         2.8%
     SWITZERLAND
          Adecco SA                                                                         13,749       799,517         0.4%
          BKW FMB Energie AG                                                                   590        55,609         0.1%
          Compagnie Financiere Richemont AG, Class "A"                                      19,429       877,071         0.5%
          Credit Suisse Group                                                               16,447       921,225         0.5%
          Holcim, Ltd.                                                                      27,823     2,171,089         1.1%
          Nestle SA                                                                          7,558     2,475,898         1.3%
          Novartis AG                                                                       31,957     1,807,017         0.9%
          Roche Holding AG                                                                  12,692     2,257,136         1.2%
          SGS SA                                                                               299       276,022         0.1%
          Syngenta AG                                                                        2,548       365,934         0.2%
          The Swatch Group AG                                                                6,783     1,207,316         0.6%
          Unique Zurich Airport                                                                132        29,814         0.0%
                                                                                                   --------------   ----------
                                                                                                      13,243,648         6.9%
     THAILAND
          Bangkok Bank PCL                                                                  19,710        53,680         0.0%
          Krung Thai Bank PCL                                                              558,046       154,849         0.1%
                                                                                                   --------------   ----------
                                                                                                         208,529         0.1%
     TURKEY
          Dogan Sirketler Grubu Holding AS                                                 166,222       679,589         0.4%
          Haci Omer Sabanci Holding AS                                                      66,349       209,811         0.1%
          Turkiye Garanti Bankasi AS                                                       184,234       527,230         0.3%
          Turkiye Is Bankasi AS, Class "C"                                                  47,399       252,649         0.1%
                                                                                                   --------------   ----------
                                                                                                       1,669,279         0.9%
     UNITED STATES
          News Corporation, Class "B"                                                       46,907       943,769         0.5%
                                                                                                   --------------   ----------
     UKRAINE
          Centrenergo, Sponsored ADR*(b)                                                     3,570        29,027         0.0%
          Ukrnafta, Sponsored ADR*(b)                                                           58        20,728         0.0%
          Ukrtelecom, Sponsored GDR                                                          9,912        88,466         0.1%
                                                                                                   --------------   ----------
                                                                                                         138,221         0.1%
     UNITED KINGDOM
          Aegis Group PLC                                                                   71,954       162,830         0.1%
          Anglo American PLC                                                                24,483     1,028,294         0.5%
          Associated British Ports Holdings PLC                                             50,029       847,644         0.4%
          BAE Systems PLC                                                                   34,566       230,926         0.1%
          Balfour Beatty PLC                                                                17,472       117,285         0.1%
          BP PLC                                                                            18,895       229,969         0.1%
          Burberry Group PLC                                                                33,151       294,587         0.2%
          Compass Group PLC                                                                136,270       650,377         0.3%
          Diageo PLC                                                                       118,167     2,079,262         1.1%
          GlaxoSmithKline PLC                                                               75,740     2,095,993         1.1%
          Highland Gold Mining, Ltd.                                                        19,098        64,701         0.0%
          Imperial Tobacco Group PLC                                                        11,900       389,214         0.2%
          London Stock Exchange PLC                                                              -             5         0.0%
          Peter Hambro Mining PLC*                                                          14,808       360,264         0.2%
          Prudential PLC                                                                    33,088       348,048         0.2%
          Reckitt Benckiser PLC                                                             25,786     1,035,343         0.5%
          Rentokil Initial PLC                                                              14,866        45,517         0.0%
          Rio Tinto PLC                                                                      3,510       182,398         0.1%
          Rolls-Royce Group PLC                                                            149,666     1,233,514         0.6%


          Rolls-Royce Group PLC, Class "B"                                                       1             -         0.0%
          SABMiller PLC                                                                      8,630       173,430         0.1%
          Scottish & Newcastle PLC                                                          19,803       197,691         0.1%
          Smith & Nephew PLC                                                               132,182     1,138,504         0.6%
          Smiths Group PLC                                                                   7,993       134,691         0.1%
          Tesco PLC                                                                        303,543     2,039,673         1.1%
          Vodafone Group PLC                                                             1,785,821     2,076,940         1.1%
          William Hill PLC                                                                  33,242       367,450         0.2%
          Wolseley PLC                                                                       7,659       163,031         0.1%
          WPP Group PLC                                                                     61,960       733,883         0.4%
                                                                                                   --------------   ----------
                                                                                                      18,421,464         9.6%
     VENEZUELA
          Compania Anonima Nacional Telefonos de Venezuela, Sponsored ADR*                   5,534       110,127         0.1%
                                                                                                   --------------   ----------
Total Common Stocks (cost $143,169,561)                                                              169,447,059        88.6%

PREFERRED STOCKS
----------------
     GERMANY
          Henkel KGaA                                                                          429        50,902         0.0%
          ProSiebenSat.1 Media AG                                                           21,365       546,148         0.3%
                                                                                                   --------------   ----------
                                                                                                         597,050         0.3%
     POLAND
          Sniezka SA                                                                         6,301        72,365         0.0%
                                                                                                   --------------   ----------
Total Preferred Stocks (cost $588,215)                                                                   669,415         0.3%

WARRANTS (a)
------------
     INDIA
          Calyon Financial Products Ltd./Bharti Airtel, Ltd., 5/31/10*                     136,411     1,125,100         0.6%
          Calyon Financial Products Ltd./State Bank of India, Ltd., 144A, 5/31/10           65,105     1,136,722         0.6%
          Citigroup Global Markets Holdings/State Bank of India, Ltd., 144A, 1/12/07        18,920       330,258         0.2%
                                                                                                   --------------   ----------
                                                                                                       2,592,080         1.4%
     RUSSIA
          UBS AG London Branch/Sberbank RF, 1/19/07                                            659     1,173,020         0.6%
                                                                                                   --------------   ----------
Total Warrants (cost $3,918,117)                                                                       3,765,100         2.0%

INVESTMENT COMPANIES
--------------------
     AUSTRALIA
          Macquarie Airports                                                               388,775       916,509         0.5%
                                                                                                   --------------   ----------
     BRITISH VIRGIN ISLANDS
          RenShares Utilities Limited - RenGen Class*                                       52,051        91,089         0.1%
                                                                                                   --------------   ----------
     FRANCE
          Eurazeo                                                                            1,613       183,606         0.1%
                                                                                                   --------------   ----------
     ROMANIA
          Societatea de Investitii Financiare/Banat Crisana Arad (SIF 1)                    71,000        58,354         0.0%
          Societatea de Investitii Financiare/Moldova Bacau (SIF 2)                         77,000        52,432         0.1%
          Societatea de Investitii Financiare/Muntenia Bucuresti (SIF 4)                    53,500        27,173         0.0%
          Societatea de Investitii Financiare/Oltenia SA (SIF 5)                            41,000        35,473         0.0%
          Societatea de Investitii Financiare/Transilvania Brasov (SIF3)                    29,000        20,592         0.0%
                                                                                                   --------------   ----------
                                                                                                         194,024         0.1%
     UNITED STATES
          KKR Private Equity Investors LP*                                                 147,620     3,469,070         1.7%
                                                                                                   --------------   ----------
Total Investment Companies (cost $4,866,122)                                                           4,854,298         2.5%

                                                                                         PRINCIPAL                  % OF NET
                                                                                            AMOUNT     VALUE         ASSETS
GOVERNMENT ISSUED SECURITIES (a)                                                         ---------     -----        --------
---------------------------------
     BULGARIA
          GKZ Compensation Notes under the CONP Act*                                        13,665         5,531         0.0%
          PKB Registered Compensation Vouchers under the OUFL Act and RLFLFF Act*           20,024         8,233         0.0%
          Republic of Bulgaria Compensation Notes*                                          33,115        13,830         0.0%
                                                                                                   --------------   ----------
Total Government Issued Securities (cost $29,438)                                                         27,594         0.0%
                                                                                                   --------------   ----------
Total Investment Portfolio excluding repurchase agreement (cost $152,571,453)                        178,763,466        93.4%
                                                                                                   --------------   ----------

REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
July 31, 2006 @ 4.96% to be
repurchased at $11,405,571 on
August 1, 2006, collateralized by
$9,920,000 United States Treasury Bonds,
7.25% due May 15, 2016, (market value
$11,789,233 including interest)
(cost $11,404,000)                                                                                    11,404,000         6.0%
                                                                                                   --------------   ----------
TOTAL INVESTMENT PORTFOLIO
     (cost $163,975,453) (b)                                                                         190,167,466        99.4%
OTHER ASSETS AND LIABILITIES, NET,                                                                     1,195,057         0.6%
                                                                                                   --------------   ----------
NET ASSETS                                                                                           191,362,523       100.0%
                                                                                                   ==============   ==========

-----------------------------------------
* Non-income producing security.
(a) Securities are fair valued according to procedures adopted by the Board of Trustees.
(b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $26,192,013 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $28,869,092 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,677,079.

          ADR -  American Depository Receipt.
          GDR -  Global Depository Receipt.
          SDR -  Swedish Depository Receipt.
          144A - Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. Securities are deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of HERITAGE SERIES TRUST have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of HERITAGE SERIES TRUST that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of HERITAGE SERIES TRUST as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          HERITAGE SERIES TRUST

Date:    September 28, 2006               /s/ K.C. Clark
                                          -------------------------------
                                          K.C. Clark
                                          Executive Vice President and
                                          Principal Executive Officer




     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    September 28, 2006               HERITAGE SERIES TRUST

                                          /s/ K.C. Clark
                                          -------------------------------
                                          K.C. Clark
                                          Executive Vice President and
                                          Principal Executive Officer

Date:    September 29, 2006               /s/ Andrea N. Mullins
                                          ---------------------------------
                                          Andrea N. Mullins
                                          Principal Financial Officer and
                                          Treasurer